Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of composition of income tax benefits

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	15,440	15,261	2,587
Deferred tax benefits	(33,515)	(16,166)	(1,791)
Income tax (benefits)/expenses	(18,075)	(905)	796

Schedule of reconciliation of differences between statutory income tax rate and income tax benefits

	For the Year Ended December 31,
	2025
	RMB	Percent
Income before income taxes	(246,109)
PRC statutory income tax rate	(61,527)	25.0%
Foreign tax effect:
Hong Kong
Statutory tax rate difference between local and Hong Kong	(1,490)	0.6%
Hong Kong offshore account interest income	(4,015)	1.6%
Others	1,890	(0.8%)
Changes in valuation allowances	41,976	(17.1%)
Nontaxable or Nondectible items
Share-based payment awards	2,229	(0.9%)
Additional deduction for research and development expenditures	(17,097)	6.9%
Tax holiday	27,963	(11.4%)
Other non-deductible expenses	10,867	(4.4%)
Income tax expenses	796	(0.3%)

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Income tax (expenses)/benefits at PRC statutory income tax rate-25%	1,967	(147,021)
Permanent differences (1)	(31,403)	117,584
Tax rate difference from tax holiday and statutory rate in other jurisdictions, tax refund and others	7,059	5,139
Change in valuation allowance	4,302	23,393
Income tax benefits	(18,075)	(905)
(1)The permanent differences mainly consisted of additional deduction for research and development expenditures, non-deductible expenses, gains on disposal of Leya and impairment of goodwill.

Schedule of per share effect of tax holidays

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net loss per ordinary share effect-basic	(0.03)	(0.04)	(0.39)
Net loss per ordinary share effect-diluted	(0.03)	(0.04)	(0.39)

Schedule of significant temporary differences of deferred tax assets

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	1,575	1,295
Payroll and expense accrued	1,835	1,234
Net operating tax loss carry forwards	116,449	135,961
Loss on equity investment	12,676	13,349
Impairment of long-term investments	7,411	7,411
Provision of allowance for expected credit loss	21,152	21,987
Impairment of long-lived assets	1,219	2,774
Operating lease liabilities	21,191	16,990
Others	1,543	3,847
Valuation allowance	(78,910)	(118,545)
Total deferred tax assets, net	106,141	86,303

Deferred tax liabilities
Assets arisen from business combination and assets acquisition	19,758	10,615
Operating lease right-of-use assets	19,889	16,258
Total deferred tax liabilities	39,647	26,873

Presentation in the consolidated balance sheets after net off:
Deferred tax assets	84,950	69,313
Deferred tax liabilities	19,758	10,615

Schedule of movement of valuation allowance for deferred tax assets

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1,	(51,215)	(55,517)	(78,910)
Change of valuation allowance	(4,302)	(23,393)	(41,976)
Reduction due to expiration of tax attributes	—	—	2,341
Balance as of December 31,	(55,517)	(78,910)	(118,545)

Schedule of net operating tax loss carry forwards, if not utilized, would expire

RMB
Loss expiring in 2026	10,033
Loss expiring in 2027	12,873
Loss expiring in 2028	81,070
Loss expiring in 2029	82,538
Loss expiring in 2030 and thereafter	647,705
Total	834,219